1. ORGANIZATIONAL MATTERS	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
Note 1 - ORGANIZATIONAL MATTERS

1. ORGANIZATIONAL MATTERS

The unaudited consolidated financial statements have been prepared by Advanced Cell Technology, Inc., pursuant to the rules and regulations of the Securities and Exchange Commission. The information furnished herein reflects all adjustments (consisting of normal recurring accruals and adjustments) which are, in the opinion of management, necessary to fairly present the operating results for the respective periods. Certain information and footnote disclosures normally present in annual consolidated financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been omitted pursuant to such rules and regulations. These consolidated financial statements should be read in conjunction with the audited consolidated financial statements and footnotes included in the Company’s Annual Report on Form 10-K. The results for the six months ended June 30, 2012 are not necessarily indicative of the results to be expected for the full year ending December 31, 2012.

Organization and Nature of Business

Advanced Cell Technology, Inc. (the “Company”) is a biotechnology company, incorporated in the state of Delaware, focused on developing and commercializing human embryonic and adult stem cell technology in the emerging fields of regenerative medicine. Principal activities to date have included obtaining financing, securing operating facilities, and conducting research and development. The Company has no therapeutic products currently available for sale and does not expect to have any therapeutic products commercially available for sale for a period of years, if at all. These factors indicate that the Company’s ability to continue its research and development activities is dependent upon the ability of management to obtain additional financing as required.

1.	ORGANIZATIONAL MATTERS

Organization and Nature of Business

Advanced Cell Technology, Inc. (the “Company”) is a biotechnology company, incorporated in the state of Delaware, focused on developing and commercializing human embryonic and adult stem cell technology in the emerging fields of regenerative medicine. Principal activities to date have included obtaining financing, securing operating facilities, and conducting research and development. The Company has no therapeutic products currently available for sale and does not expect to have any therapeutic products commercially available for sale for a period of years, if at all. These factors indicate that the Company’s ability to continue its research and development activities is dependent upon the ability of management to obtain additional financing as required.